T. ROWE PRICE U.S. EQUITY RESEARCH ETF

September 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
COMMUNICATION SERVICES 8.9%
Diversified Telecommunication Services 0.2%
AT&T	396	6
Verizon Communications	1,570	51
		57
Entertainment 1.2%
Activision Blizzard	730	68
Netflix (1)	601	227
Walt Disney (1)	907	74
		369
Interactive Media & Services 6.1%
Alphabet, Class A (1)	3,975	520
Alphabet, Class C (1)	5,718	754
Meta Platforms, Class A (1)	2,016	605
		1,879
Media 0.5%
Charter Communications, Class A (1)	120	52
Comcast, Class A	2,679	119
		171
Wireless Telecommunication Services 0.9%
T-Mobile US (1)	1,926	270
		270
Total Communication Services		2,746
CONSUMER DISCRETIONARY 10.6%
Automobile Components 0.2%
Aptiv (1)	438	43
Magna International (2)	139	8
		51
Automobiles 2.1%
Rivian Automotive, Class A (1)(2)	1,400	34
Tesla (1)	2,408	602
		636
Broadline Retail 3.2%
Amazon.com (1)	7,907	1,005
		1,005
Distributors 0.0%
Genuine Parts	52	7
		7

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Hotels Restaurants & Leisure 2.3%
Airbnb, Class A (1)	150	21
Booking Holdings (1)	33	102
Chipotle Mexican Grill (1)	42	77
Hilton Worldwide Holdings	443	66
Las Vegas Sands	1,148	53
Marriott International, Class A	157	31
McDonald's	715	188
Norwegian Cruise Line Holdings (1)	900	15
Royal Caribbean Cruises (1)	544	50
Starbucks	878	80
Wynn Resorts	379	35
		718
Household Durables 0.2%
NVR (1)	11	66
		66
Specialty Retail 2.1%
AutoZone (1)	24	61
Bath & Body Works	300	10
Burlington Stores (1)	190	26
Home Depot	912	276
Lowe's	310	64
O'Reilly Automotive (1)	83	75
Ross Stores	666	75
TJX	818	73
Ulta Beauty (1)	12	5
		665
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica (1)	60	23
NIKE, Class B	1,242	119
		142
Total Consumer Discretionary		3,290
CONSUMER STAPLES 6.4%
Beverages 1.9%
Coca-Cola	3,609	202
Constellation Brands, Class A	335	84
Keurig Dr Pepper	2,193	69
Monster Beverage (1)	972	52
PepsiCo	1,025	174
		581
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale	385	217
Dollar General	276	29

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Dollar Tree (1)	68	7
Sysco	464	31
Target	160	18
Walmart	1,354	217
		519
Food Products 0.5%
Darling Ingredients (1)	235	12
Kraft Heinz	764	26
Mondelez International, Class A	1,570	109
Tyson Foods, Class A	222	11
		158
Household Products 1.3%
Colgate-Palmolive	1,202	86
Kimberly-Clark	18	2
Procter & Gamble	2,113	308
		396
Personal Care Products 0.3%
elf Beauty (1)	152	17
Estee Lauder, Class A	48	7
Kenvue	4,201	84
		108
Tobacco 0.7%
Altria Group	845	35
Philip Morris International	1,999	185
		220
Total Consumer Staples		1,982
ENERGY 4.7%
Energy Equipment & Services 0.5%
Halliburton	1,429	58
Schlumberger	1,594	93
		151
Oil, Gas & Consumable Fuels 4.2%
Chesapeake Energy (2)	100	9
Chevron	1,478	249
ConocoPhillips	1,635	196
Diamondback Energy	170	26
EOG Resources	736	93
EQT	422	17
Exxon Mobil	3,636	428
Hess	466	71
Marathon Petroleum	619	94
Pioneer Natural Resources	146	33

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Suncor Energy	657	23
Valero Energy	212	30
Williams	1,344	45
		1,314
Total Energy		1,465
FINANCIALS 13.5%
Banks 3.1%
Bank of America	4,467	122
Citigroup	1,534	63
Fifth Third Bancorp	2,284	58
Huntington Bancshares	3,843	40
JPMorgan Chase	2,466	358
Regions Financial	274	5
Truist Financial	322	9
US Bancorp	2,425	80
Wells Fargo	4,956	202
Western Alliance Bancorp	272	13
		950
Capital Markets 2.6%
Ares Management	313	32
Bank of New York Mellon	1,188	51
BlackRock	52	34
Cboe Global Markets	242	38
Charles Schwab	2,379	131
CME Group	172	34
Goldman Sachs Group	219	71
Intercontinental Exchange	737	81
LPL Financial Holdings	140	33
MarketAxess Holdings	24	5
Moody's	193	61
Morgan Stanley	1,379	113
MSCI	34	17
S&P Global	230	84
Tradeweb Markets, Class A	200	16
		801
Consumer Finance 0.4%
American Express	588	87
Capital One Financial	80	8
Discover Financial Services	170	15
		110
Financial Services 5.2%
Apollo Global Management	524	47
Berkshire Hathaway, Class B (1)	1,168	409
Corebridge Financial	4,580	90

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Equitable Holdings	2,098	60
Fiserv (1)	1,015	115
FleetCor Technologies (1)	403	103
Global Payments	985	114
Mastercard, Class A	762	302
Visa, Class A	1,601	368
		1,608
Insurance 2.2%
American International Group	2,352	142
Chubb	829	173
Hartford Financial Services Group	1,589	113
Marsh & McLennan	380	72
MetLife	1,910	120
RenaissanceRe Holdings	353	70
		690
Total Financials		4,159
HEALTH CARE 14.3%
Biotechnology 2.1%
AbbVie	1,621	242
Amgen	552	148
Apellis Pharmaceuticals (1)(2)	152	6
Biogen (1)	117	30
Gilead Sciences	229	17
Moderna (1)	75	8
Regeneron Pharmaceuticals (1)	117	96
Vertex Pharmaceuticals (1)	317	110
		657
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	894	87
Baxter International	1,363	51
Becton Dickinson	179	46
Boston Scientific (1)	952	50
Dentsply Sirona	564	19
Dexcom (1)	570	53
Edwards Lifesciences (1)	700	49
Hologic (1)	500	35
Intuitive Surgical (1)	450	132
Medtronic	1,480	116
STERIS	37	8
Stryker	406	111
Teleflex	222	44
Zimmer Biomet Holdings	439	49
		850

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Health Care Providers & Services 3.1%
Cencora	180	32
Cigna	387	111
CVS Health	200	14
Elevance Health	335	146
HCA Healthcare	44	11
Humana	189	92
McKesson	220	95
Molina Healthcare (1)	95	31
Tenet Healthcare (1)	300	20
UnitedHealth Group	815	411
		963
Life Sciences Tools & Services 1.6%
Agilent Technologies	453	51
Avantor (1)	1,132	24
Charles River Laboratories International (1)	42	8
Danaher	580	144
ICON (1)	90	22
Illumina (1)	52	7
IQVIA Holdings (1)	72	14
Mettler-Toledo International (1)	5	6
Thermo Fisher Scientific	404	204
West Pharmaceutical Services	42	16
		496
Pharmaceuticals 4.7%
AstraZeneca, ADR	869	59
Bristol-Myers Squibb	634	37
Eli Lilly	977	525
Johnson & Johnson	1,699	265
Merck	1,951	201
Novo Nordisk, ADR	741	67
Pfizer	3,389	112
Viatris	6,463	64
Zoetis	707	123
		1,453
Total Health Care		4,419
INDUSTRIALS & BUSINESS SERVICES 7.6%
Aerospace & Defense 1.7%
Boeing (1)	926	178
General Dynamics	162	36
Howmet Aerospace	622	29
Huntington Ingalls Industries	112	23
L3Harris Technologies	327	57
Northrop Grumman	155	68

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
RTX	861	62
TransDigm Group (1)	80	67
		520
Air Freight & Logistics 0.2%
FedEx	258	68
		68
Building Products 0.4%
Carrier Global	1,211	67
Johnson Controls International	564	30
Trane Technologies	108	22
		119
Commercial Services & Supplies 0.5%
Cintas	60	29
Copart (1)	1,124	48
Republic Services	184	26
Waste Connections	466	63
		166
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (1)	134	6
		6
Electrical Equipment 0.3%
AMETEX	420	62
Emerson Electric	132	13
Rockwell Automation	70	20
		95
Ground Transportation 1.2%
Canadian National Railway	230	25
Canadian Pacific Kansas City (2)	150	11
CSX	2,724	84
JB Hunt Transport Services	241	46
Norfolk Southern	276	54
Old Dominion Freight Line	242	99
Saia (1)	121	48
Union Pacific	55	11
		378
Industrial Conglomerates 1.7%
3M	252	24
General Electric	2,120	234
Honeywell International	623	115
Roper Technologies	278	135
		508

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Machinery 1.3%
Caterpillar	73	20
Cummins	487	111
Deere	110	41
Ingersoll-Rand	1,013	65
Otis Worldwide	530	43
PACCAR	415	35
Stanley Black & Decker	1,082	90
		405
Passenger Airlines 0.1%
Alaska Air Group (1)	122	4
Southwest Airlines	814	22
United Airlines Holdings (1)	298	13
		39
Professional Services 0.2%
Broadridge Financial Solutions	222	40
Equifax	62	11
		51
Trading Companies & Distributors 0.0%
United Rentals	14	6
		6
Total Industrials & Business Services		2,361
INFORMATION TECHNOLOGY 27.1%
Communications Equipment 0.4%
Arista Networks (1)	248	45
Cisco Systems	1,354	73
		118
Electronic Equipment, Instruments & Components 0.3%
Amphenol, Class A	22	2
Teledyne Technologies (1)	159	65
Trimble (1)	240	13
Zebra Technologies, Class A (1)	60	14
		94
IT Services 0.9%
Accenture, Class A	901	277
Cognizant Technology Solutions, Class A	138	9
		286
Semiconductors & Semiconductor Equipment 7.5%
Advanced Micro Devices (1)	664	68
Analog Devices	170	30
Applied Materials	444	62

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
ASML Holding NV	83	49
Broadcom	437	363
Enphase Energy (1)	45	5
Entegris	293	28
First Solar (1)	45	7
Intel	377	13
KLA	171	78
Lam Research	157	98
Lattice Semiconductor (1)	244	21
Marvell Technology	532	29
Monolithic Power Systems	64	30
NVIDIA	2,538	1,104
ON Semiconductor (1)	1,346	125
QUALCOMM	1,438	160
SolarEdge Technologies (1)	40	5
Texas Instruments	180	29
		2,304
Software 10.9%
Adobe (1)	437	223
Bill Holdings (1)	60	7
Cadence Design Systems (1)	372	87
Descartes Systems Group (1)	422	31
DocuSign (1)	1,907	80
Fair Isaac (1)	35	30
Fortinet (1)	894	53
Gen Digital	2,958	52
Intuit	357	183
Microsoft	6,636	2,095
Palo Alto Networks (1)	150	35
Salesforce.com (1)	1,381	280
Samsara, Class A (1)	171	4
ServiceNow (1)	74	41
Synopsys (1)	254	117
Zoom Video Communications, Class A (1)	76	5
Zscaler (1)	235	37
		3,360
Technology Hardware, Storage & Peripherals 7.1%
Apple	12,270	2,101
Pure Storage, Class A (1)	1,523	54
Western Digital (1)	877	40
		2,195
Total Information Technology		8,357

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 2.2%
Chemicals 1.3%
Air Products & Chemicals	20	6
CF Industries Holdings	554	48
FMC	131	9
Linde	662	246
Nutrien	218	13
RPM International	186	18
Sherwin-Williams	251	64
		404
Construction Materials 0.1%
Vulcan Materials	205	41
		41
Containers & Packaging 0.4%
Avery Dennison	173	32
Ball	720	36
Packaging of America	113	17
Sealed Air	168	5
WestRock	585	21
		111
Metals & Mining 0.3%
Freeport-McMoRan	1,564	58
Newmont	344	13
Steel Dynamics	130	14
		85
Paper & Forest Products 0.1%
West Fraser Timber (2)	389	28
		28
Total Materials		669
REAL ESTATE 2.0%
Health Care REITs 0.2%
Welltower, REIT	660	54
		54
Industrial REITs 0.5%
Prologis, REIT	872	98
Rexford Industrial Realty, REIT	878	43
		141
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	200	15
CoStar Group, REIT (1)	306	23
		38

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Residential REITs 0.3%
American Homes 4 Rent, Class A, REIT	483	16
AvalonBay Communities, REIT	204	35
Equity LifeStyle Properties, REIT	120	8
Essex Property Trust, REIT	152	32
Sun Communities, REIT	48	6
		97
Retail REITs 0.1%
Simon Property Group, REIT	267	29
		29
Specialized REITs 0.8%
American Tower, REIT	411	67
Crown Castle, REIT	100	9
Equinix, REIT	106	77
Extra Space Storage, REIT	286	35
Public Storage, REIT	171	45
SBA Communications, REIT	63	13
Weyerhaeuser, REIT	351	11
		257
Total Real Estate		616
UTILITIES 2.4%
Electric Utilities 1.6%
Evergy	1,028	52
FirstEnergy	2,017	69
NextEra Energy	2,768	159
PG&E (1)	5,590	90
Southern	1,792	116
Xcel Energy	155	9
		495
Multi-Utilities 0.8%
Ameren	487	37
CMS Energy	918	49
Dominion Energy	2,808	125
DTE Energy	222	22
Sempra	108	7
WEC Energy Group	53	4
		244
Total Utilities		739
Total Common Stocks (Cost $28,527)		30,803

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 5.29% (3)	100,309	100
Total Short-Term Investments (Cost $100)		100
SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4)	85,987	86
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		86
Total Securities Lending Collateral (Cost $86)		86
Total Investments in Securities 100.3% of Net Assets (Cost $28,713)		$30,989
Other Assets Less Liabilities (0.3%)		(93)
Net Assets 100.0%		$30,896

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at September 30, 2023.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/22	Purchase Cost	Sales Cost	Value 9/30/23
T. Rowe Price Government Reserve Fund	$—	¤	¤	$86
	Total			$86^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $86.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. Equity Research ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF967-054Q3
09/2023